EQUITY, Components of other comprehensive income (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
To be reclassified to the consolidated statement of income in later periods [Abstract]
Net unrealized (loss) gain	S/ (2,411,900)	S/ 352,008	S/ 762,132
Transfer to results of net realized loss	3,848	440,416	420,987
Transfer of recovery (provision) of credit loss to profit or loss	8,121	52,263	(745)
Sub total	(2,399,931)	844,687	1,182,374
Non-controlling interest	(39,890)	13,814	16,082
Income tax	(52,086)	11,717	22,259
Other comprehensive income, net realized and unrealized (loss)	(2,491,907)	870,218	1,220,715
Cash flow hedge reserve [Abstract]
Net gain (loss) on cash flow hedges	97,251	(66,782)	(62,002)
Transfer of net realized (gains) losses on cash flow hedges derivatives to profit or loss	(56,422)	55,784	35,059
Sub total	40,829	(10,998)	(26,943)
Non-controlling interest	923	(252)	(618)
Income tax	16,834	(3,933)	(10,290)
Other comprehensive income, cash flow hedge	58,586	(15,183)	(37,851)
Other reserves [Abstract]
Insurances reserves	733,932	(234,107)	(658,491)
Non-controlling interest	8,513	(2,867)	(8,065)
Income tax	26,846	(26,846)	0
Insurance reserves	769,291	(263,820)	(666,556)
Foreign exchange translation [Abstract]
Exchange gains or losses	160,810	258,353	(58,862)
Net movement in hedges of net investments in foreign businesses	(57,319)	(1,219)	0
Sub total	103,491	257,134	(58,862)
Non-controlling interest	358	(1,301)	539
Other comprehensive income, net of tax, exchange differences on translation of foreign operations	103,849	255,833	(58,323)
Equity instruments at fair value through other comprehensive income [Abstract]
Net unrealized loss	(108,317)	(79,007)	(58,342)
Non-controlling interest	33	(165)	(3)
Income tax	(5,402)	(3,414)	(5,999)
Net loss on equity instruments designated at fair value through other comprehensive income	(113,686)	(82,586)	(64,344)
Attributable to [Abstract]
Credicorp's equity holders	(1,629,996)	777,709	379,736
Non-controlling interest	(30,063)	9,229	7,935
Total other comprehensive income	S/ (1,660,059)	S/ 786,938	S/ 387,671